CONSOLIDATED STATEMENTS OF CASH FLOWS - 10K - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (39,451,324)	$ (265,463,138)	$ (17,177,333)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and other amortization	247,357	351,561	463,137
Increase (decrease) in fair value of warrants	0	313,425	(73,756)
Stock-based compensation	1,574,038	2,435,462	2,263,506
Gain on sale of assets	0	(345,658)	0
Loss on disposal of assets	243,707	0
Non-cash interest expense	10,052	31,175	48,774
Changes in assets and liabilities:
Accounts receivable	(3,185,098)	490,391	3,759,484
Inventory	6,597,389	1,470,872	(2,873,427)
Deferred costs	(20,075,554)	(10,277,672)	(19,741,668)
Prepaid expenses and other current assets	229,266	(236,134)	188,101
Other assets	0	43,186	147,621
Deferred income taxes, net	21,103	53,569,071	(9,599,927)
Accounts payable, accrued expenses and other current liabilities	1,862,779	(4,436,468)	(4,566,993)
Liabilities subject to compromise	(192,067,797)	399,039,967	0
Deferred revenue	255,176,572	(162,140,390)	105,170,169
Other liabilities	(73,107)	(42,280)	281,302
Net cash provided by (used in) operating activities	11,109,383	14,176,520	58,436,502
Cash flows from investing activities:
Capital expenditures	(108,953)	(28,046)	(857,341)
Proceeds from sale of assets	0	569,607	0
Restricted Cash	4,000,000	(4,000,000)	0
Net cash (used in) provided by investing activities	3,891,047	(3,458,439)	(857,341)
Cash flows from financing activities:
Net proceeds from exercise of warrants and options	12,200	102,035	2,868,387
Payment of common stock tendered for employee tax obligations	0	(415,940)	(178,952)
Proceeds from issuance of long-term debt	0	0	7,000,000
Repayments of long-term debt	(2,000,000)	(2,000,001)	(8,000,000)
Change in excess tax benefit stock-based compensation, financing activities	(15,531)	0	23,668
Net cash provided by financing activities	(2,003,331)	(2,313,906)	1,713,103
Net increase (decrease) in cash and cash equivalents	12,997,099	8,404,175	59,292,264
Cash and cash equivalents at beginning of period	99,713,929	91,309,754	32,017,490
Cash and cash equivalents at end of period	112,711,028	99,713,929	91,309,754
Supplemental disclosure of non-cash financing activities:
Reclass of common stock warrant liability to additional paid-in capital upon warrant exercise	$ 0	$ 0	$ 751,370